Other Income (Details) - Schedule of Other Income ¥ in Thousands, $ in Thousands	6 Months Ended
	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 JPY (¥)
Schedule of Other Income [Abstract]
Interest income	¥ 2,557	$ 17	¥ 11
Subsidy income	1,980	13	1,364
Foreign exchange (losses) gains, net	35,940	237	(4,043)
Other, net	930	6	2,801
Total other income	¥ 41,407	$ 273	¥ 133